Note 21 - Stock-based Compensation - Option Activity (Details) - USD ($)	12 Months Ended
	Dec. 31, 2020	Dec. 31, 2019
Shares issuable under options (in shares)	2,001,600	1,897,425
Shares issuable under options, Weighted average exercise price (in dollars per share)	$ 58.96	$ 45.08
Granted, Number of options (in shares)	547,250	960,000
Granted, Weighted average exercise price (in dollars per share)	$ 85.79	$ 70.99
Exercised, Number of options (in shares)	(344,225)	(632,075)
Exercised, Weighted average exercise price (in dollars per share)	$ 35.86	$ 34.71
Forfeited, Number of options (in shares)	(14,500)	(223,750)
Forfeited, Weighted average exercise price (in dollars per share)	$ 70.07	$ 61.41
Shares issuable under options (in shares)	2,190,125	2,001,600
Shares issuable under options, Weighted average exercise price (in dollars per share)	$ 69.22	$ 58.96
Shares issuable under options - End of year, Weighted average remaining contractual life (Year)	3 years 73 days
Shares issuable under options - End of year, Aggregate intrinsic value	$ 43,606
Options exercisable - End of year, Number of options (in shares)	747,975
Options exercisable - End of year, Weighted average exercise price (in dollars per share)	$ 60.51
Options exercisable - End of year, Weighted average remaining contractual life (Year)	2 years 109 days
Options exercisable - End of year, Aggregate intrinsic value	$ 21,407,000